Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Detail)	6 Months Ended
Jun. 30, 2025 $ / oz
Constancia [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	50.00%
Per Ounce Cash Payment	425
Term of Agreement	Life of Mine
Date of Original Contract	Aug. 08, 2012
Constancia [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	6.26
Term of Agreement	Life of Mine
Date of Original Contract	Aug. 08, 2012
Salobo [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	75.00%
Per Ounce Cash Payment	429
Term of Agreement	Life of Mine
Date of Original Contract	Feb. 28, 2013
Sudbury [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	70.00%
Per Ounce Cash Payment	400
Term of Agreement	20 years
Date of Original Contract	Feb. 28, 2013
San Dimas [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased, description	variable
Attributable Payable Production to be Purchased	25.00%
Per Ounce Cash Payment	643
Term of Agreement	Life of Mine
Date of Original Contract	May 10, 2018
Stillwater [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Attributable Payable Production to be Purchased	100.00%
Term of Agreement	Life of Mine
Date of Original Contract	Jul. 16, 2018
Stillwater [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Attributable Payable Production to be Purchased	4.50%
Term of Agreement	Life of Mine
Date of Original Contract	Jul. 16, 2018
Marathon [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Attributable Payable Production to be Purchased	100.00%
Term of Agreement	Life of Mine
Date of Original Contract	Jan. 26, 2022
Marathon [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Attributable Payable Production to be Purchased	22.00%
Term of Agreement	Life of Mine
Date of Original Contract	Jan. 26, 2022
Copper World [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	450
Term of Agreement	Life of Mine
Date of Original Contract	Feb. 10, 2010
Copper World [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	3.9
Term of Agreement	Life of Mine
Date of Original Contract	Feb. 10, 2010
Loma de La Plata [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	12.50%
Per Ounce Cash Payment	4
Term of Agreement	Life of Mine
Marmato [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Attributable Payable Production to be Purchased	10.50%
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 05, 2020
Marmato [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Attributable Payable Production to be Purchased	100.00%
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 05, 2020
Cozamin [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	10.00%
Attributable Payable Production to be Purchased	50.00%
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 11, 2020
Blackwater [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	35.00%
Attributable Payable Production to be Purchased	8.00%
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 13, 2021
Blackwater [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Attributable Payable Production to be Purchased	50.00%
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 13, 2021
El Domo [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Attributable Payable Production to be Purchased	50.00%
Term of Agreement	Life of Mine
Date of Original Contract	Jan. 17, 2022
El Domo [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Attributable Payable Production to be Purchased	75.00%
Term of Agreement	Life of Mine
Date of Original Contract	Jan. 17, 2022
Mineral Park [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Attributable Payable Production to be Purchased	100.00%
Term of Agreement	Life of Mine
Date of Original Contract	Oct. 24, 2023
Kudz Ze Kayah [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%
Attributable Payable Production to be Purchased	6.875%
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 22, 2021
Kudz Ze Kayah [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%
Attributable Payable Production to be Purchased	6.875%
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 22, 2021
Santo Domingo [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Attributable Payable Production to be Purchased	100.00%
Term of Agreement	Life of Mine
Date of Original Contract	Mar. 24, 2021
Fenix [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%
Percentage of production to be purchased under revised agreement	22.00%
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 15, 2021
Goose [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Attributable Payable Production to be Purchased	2.78%
Term of Agreement	Life of Mine
Date of Original Contract	Feb. 08, 2022
Cangrejos [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Attributable Payable Production to be Purchased	6.60%
Term of Agreement	Life of Mine
Date of Original Contract	May 16, 2023
Platreef [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	62.50%
Per Ounce Cash Payment	100
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 07, 2021
Platreef [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	30.00%
Attributable Payable Production to be Purchased	5.25%
Term of Agreement	Life of Mine ²
Date of Original Contract	Dec. 07, 2021
Platreef [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	30.00%
Attributable Payable Production to be Purchased	5.25%
Term of Agreement	Life of Mine ²
Date of Original Contract	Dec. 07, 2021
Curraghinalt [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Attributable Payable Production to be Purchased	3.05%
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 15, 2023
Penasquito [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	25.00%
Per Ounce Cash Payment	4.56
Term of Agreement	Life of Mine
Date of Original Contract	Jul. 24, 2007
Antamina [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%
Attributable Payable Production to be Purchased	33.75%
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 03, 2015
Voisey's Bay [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per pound cash payment as percentage of the per pound price received related to metal delivered	18.00%
Attributable Payable Production to be Purchased	42.40%
Term of Agreement	Life of Mine
Date of Original Contract	Jun. 11, 2018
Los Filos [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	4.74
Term of Agreement	25 years
Date of Original Contract	Oct. 15, 2004
Zinkgruvan [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	4.75
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 08, 2004
Stratoni [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	11.54
Term of Agreement	Life of Mine
Date of Original Contract	Apr. 23, 2007
Neves-Corvo [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	4.55
Term of Agreement	50 years
Date of Original Contract	Jun. 05, 2007
Aljustrel [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	50.00%
Attributable Payable Production to be Purchased	100.00%
Term of Agreement	50 years
Date of Original Contract	Jun. 05, 2007
Pascua-Lama [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	25.00%
Per Ounce Cash Payment	3.9
Term of Agreement	Life of Mine
Date of Original Contract	Sep. 08, 2009
Toroparu [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	10.00%
Per Ounce Cash Payment	400
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 11, 2013
Toroparu [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	50.00%
Per Ounce Cash Payment	3.9
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 11, 2013
Cotabambas [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	25.00%
Per Ounce Cash Payment	450
Term of Agreement	Life of Mine
Date of Original Contract	Mar. 21, 2016
Cotabambas [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	5.9
Term of Agreement	Life of Mine
Date of Original Contract	Mar. 21, 2016
Kutcho [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%
Attributable Payable Production to be Purchased	100.00%
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 14, 2017
Kutcho [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%
Attributable Payable Production to be Purchased	100.00%
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 14, 2017
Kone [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%
Attributable Payable Production to be Purchased	19.50%
Term of Agreement	Life of Mine
Date of Original Contract	Oct. 23, 2024
Kurmuk [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	15.00%
Attributable Payable Production to be Purchased	6.70%
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 05, 2024